Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of trade receivables [text block]

	As of December 31,
in 000€	2021	2020	2019
Trade receivables	42,814	32,346	42,509
Allowance for doubtful accounts	(1,273)	(1,475)	(1,532)
Total	41,541	30,871	40,977

Disclosure of impairment loss (reversal of impairment loss) on trade receivables [text block]

in 000€
At January 1, 2019	(1,873)
Addition	(141)
Usage	131
Reversal	351
At December 31, 2019	(1,532)
Addition	(852)
Usage	301
Reversal	608
At December 31, 2020	(1,475)
Addition	(689)
Usage	259
Reversal	632
At December 31, 2021	(1,273)